Revenue - Schedule of Customers That Represent 10% or More of the Company's Total Revenue (Parenthetical) (Details)	12 Months Ended
Jan. 31, 2022
Maximum [Member] | SalesRevenueNetMember | CustomerConcentrationRiskMember
Concentration Risk [Line Items]
Concentration risk percentage	10.00%